United States
Securities and Exchange Commission
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04661

Prudential Global Total Return Fund, Inc.
(Exact name of registrant as specified in charter)

655 Broad Street
6th Floor
Newark, NJ 07102
(Address of principal executive offices) (Zip code)

Patrick McGuinness, Esquire
655 Broad Street
6th Floor
Newark, NJ 07102
(Name and address of agent for service)

Registrant’s telephone number, including area code: 973-802-6469

Date of fiscal year end: October 31

Date of reporting period: 7/1/2022 through 6/30/2023

Item 1. Proxy Voting Record.

In determining votes against management, any ballot that management did not make a recommendation is considered to be "FOR" regardless of the vote cast. Any "Abstain" vote cast is considered as voted, and to be against the management recommendation.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04661
Reporting Period: 07/01/2022 - 06/30/2023
Prudential Global Total Return Fund, Inc.

========== PGIM Global Total Return (USD Hedged) Fund - Subadviser:  ===========
==========      PGIM Fixed Income, a business unit of PGIM Inc.      ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========== PGIM Global Total Return Fund - Subadviser: PGIM Fixed  ============
===========          Income, a business unit of PGIM Inc.           ============

CHESAPEAKE ENERGY CORPORATION

Ticker:       CHK            Security ID:  165167735
Meeting Date: JUN 08, 2023   Meeting Type: Annual
Record Date:  APR 10, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.   Election of Director: Domenic J.        For       For          Management
      Dell'Osso, Jr.
1b.   Election of Director: Timothy S. Duncan For       For          Management
1c.   Election of Director: Benjamin C.       For       For          Management
      Duster, IV
1d.   Election of Director: Sarah A. Emerson  For       For          Management
1e.   Election of Director: Matthew M.        For       For          Management
      Gallagher
1f.   Election of Director: Brian Steck       For       For          Management
1g.   Election of Director: Michael           For       For          Management
      Wichterich
2.    To approve on an advisory basis our     For       For          Management
      named executive officer compensation.
3.    To approve on an advisory basis the     1 Year    1 Year       Management
      frequency of shareholder votes on
      named executive officer compensation.
4.    To ratify the appointment of            For       For          Management
      PricewaterhouseCoopers LLP as our
      independent registered public
      accounting firm for the fiscal year
      ending December 31, 2023.

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CODERE FINANCE 2 (LU) SA

Ticker:       CDRSM          Security ID:  B8A9YTHZ6
Meeting Date: JUL 29, 2022   Meeting Type: Extraordinary General Meeting
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Acknowledgement of the resignation of   For       Do Not Vote  Management
      Ms. Sandra Ann Egan from her position
      as a class B director of the Company
      effective as of 6 April 2022 and grant
      a full discharge to Ms. Sandra Ann
      Egan in respect of the performance of
      her duties as a class B direct
2     Acknowledgement of the co-optation of   For       Do Not Vote  Management
      Mr. Michael Bruno P. Goose as a class
      B director of the Company as of 6
      April 2022 until the next annual
      general meeting of the shareholders of
      the Company that will take place in
      2025 by the board of directors of the
3     Amendment of articles 24.3 and 26.3 of  For       Do Not Vote  Management
      the Articles as well as article 26.5
      of the Articles to address a clerical
      error inserted in the previous version
      of the Articles without substantially
      amending such article.
4     Amendment of the definition of          For       Do Not Vote  Management
      "Corporate Director" under article 43
      "Definitions" of the Articles.
5     Amendment of the definition of "Opco    For       Do Not Vote  Management
      Group CEO" under article 43
      "Definitions" of the Articles.
6     Creation of the definition of           For       Do Not Vote  Management
      "Shareholders' Agreement Deed of
      Amendment" under article 43
      "Definitions" of the Articles

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CODERE FINANCE 2 (LU) SA

Ticker:       CDRSM          Security ID:  B8A9YTHZ6
Meeting Date: DEC 07, 2022   Meeting Type: Extraordinary General Meeting
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To consider and, if thought fit, to     For       Do Not Vote  Management
      approve, and ratify a special report
      on transactions in which the Class A
      directors of the Company had a
      conflict of interest for a period from
      January 1st, 2022 until the present
      date
2     To consider and, if thought fit, to     For       Do Not Vote  Management
      approve the appointment of Mr. Michel
      LECOQ, domiciliated at 27 rue de la
      Concorde, 4800 Verviers, Grand Duchy
      of LU, as statutory auditor of the
      Company and its Group of Companies
3     To consider and, if thought fit, to     For       Do Not Vote  Management
      approve the appointment of Ernst &
      Young, S.L. domiciliated at C. de
      Raimundo Fernandez Villaverde, 65,
      28003 Madrid, Kingdom of Spain as an
      independent auditor of the Company and
      its Group of Companies
4     To consider and, if thought fit, to     For       Do Not Vote  Management
      approve the payment of the amount of
      EUR 26,220.24- (twenty-six thousand
      two hundred twenty Euros and
      twenty-four Eurocents) to Mr. Borja
      FERNANDEZ ESPEJEL, an independent
      non-executive director of the Company,
      accordin
5     To consider and, if thought fit, to     For       Do Not Vote  Management
      approve the increase of the
      remuneration for Mr. Antonio
      MOYA-ANGELER LINARES, "Preferred
      Candidate" of the Qualifying
      Shareholder Group as defined in the
      shareholders agreement dated November
      19, 2021, as amended from
6     To consider and, if thought fit, to     For       Do Not Vote  Management
      approve (i) the appointment of Mr.
      Leslie OTTOLENGHI, born on 22 February
      1962, in North Carolina, US of
      America, residing at 5740 FOREST ST,
      GREENWOOD VILLAGE, 80121-21 Colorado,
      US of America as an independent non-exe
7     To consider and, if thought fit, to     For       Do Not Vote  Management
      approve the appointment of Ms. Silvana
      PUTO, born 02 February 1981, in
      Durres, Albania, professionally
      residing at 6, rue Eugene Ruppert,
      L-2453 LU as a class B director of the
      Company, for a period of 2 years
      started o
8     To consider and, if thought fit, to     For       Do Not Vote  Management
      confirm (i) resignation of Mr. Aidan
      DE BRUNNER as class A director of the
      Company, also acting as INED of the
      Company with effect from 07 August
      2022 and (ii) grant full and entire
      discharge to Mr. Aidan DE BRUNNER as
9     To consider and, if thought fit, to     For       Do Not Vote  Management
      confirm (i) resignation of RCS MGMT
      (LU) S.a r.l., a private limited
      liability company (societe a
      responsabilite limitee) incorporated
      under the laws of the Grand Duchy of
      LU, having its registered office at 6,
      rue Euge
10    To consider and, if thought fit,        For       Do Not Vote  Management
      subject to the terms and conditions of
      section 30.5 of the Shareholders'
      Agreement, to authorize the payment of
      a maximum amount of gross EUR
      1,400,000 (one million four hundred
      thousand Euros) per annum by the
      Company as
11    To consider and, if thought fit, to     For       Do Not Vote  Management
      authorize any employee of Intertrust
      (LU) S.a r.l. to undertake the
      necessary action(s) required to file
      and register the changes mentioned in
      the above resolutions with the LU
      Trade and Companies' Register

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CODERE NEW TOPCO SA

Ticker:       CDRSM          Security ID:  B8A9YTHZ6
Meeting Date: APR 13, 2023   Meeting Type: Extraordinary General Meeting
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approval of the Transaction, the        For       For          Management
      Company and any other Group Company
      entering into the Lock-Up Agreement
      and the Transaction Documents, the
      incurrence of new debt in the form of
      the First Priority Notes and the
      incurrence of new debt in the form of
      additi
2     Ratification of the Preparatory         For       For          Management
      Actions and Steps which have been
      taken by the Company and/or any Group
      Company in relation to the Transaction.
       Draft resolution: "The Meeting
      resolved to ratify the Preparatory
      Actions and Steps which have been
      taken by th
3     Disapplication of pre-emption rights    For       For          Management
      with respect to the FPN Issuance,
      issuance of New NSSNs and New SSNs
      under the Articles and the
      Shareholders' Agreement, respectively.
      Draft resolution: "The Meeting
      resolved to disapply pre-emption
      rights with respect
4     Disapplication of pre-emption rights    For       For          Management
      with respect to the issuance of
      additional NSSNs (or, if applicable,
      New NSSNs) and SSNs (or, if
      applicable, New SSNs) in respect of
      fees paid to consenting NSSN and SSN
      holders under the Articles and the
      Shareholders'
5     Ratification of the appointment of Mr.  For       For          Management
      Neil Robson, born on 25 February 1969,
      in Scunthorpe, GB, residing at 42
      Curly Hill, Ilkley LS29 0AY, GB, as
      class A director of the Company by way
      of co-optation as from 24 March 2023
      until the remaining period of t
7     Approval of the entry by (i) the        For       For          Management
      Company, (ii) Codere New Midco S.a r.l.
      , a wholly owned subsidiary of the
      Company, (iii) Codere New Holdco S.A.,
      a wholly owned indirect subsidiary of
      the Company, and (iv) the other
      subsidiaries of the Company as well as

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KONDOR FINANCE PLC

Ticker:                      Security ID:  G5308HAA1
Meeting Date: JUL 26, 2022   Meeting Type: Bond Meeting
Record Date:  JUL 12, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     THE ISSUER, AT THE REQUEST OF THE       For       Against      Management
      BORROWER, IS SOLICITING THE APPROVAL
      OF THE NOTEHOLDERS, BY WAY OF
      EXTRAORDINARY RESOLUTIONS IN RESPECT
      OF EACH SERIES OF NOTES TO, AMONG
      OTHER THINGS: (I) IN RESPECT OF THE
      2022 NOTES, TO DEFER THE PAYMENT OF
      PRINCIPAL U

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KONDOR FINANCE PLC

Ticker:                      Security ID:  G5308HAA1
Meeting Date: AUG 31, 2022   Meeting Type: Bond Meeting
Record Date:  AUG 03, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     THAT THIS MEETING (THE "MEETING") OF    For       For          Management
      THE HOLDERS (THE "NOTEHOLDERS") OF THE
      EUR600,000,000 7.125 PER CENT. LOAN
      PARTICIPATION NOTES DUE 2024 (THE
      "2024 NOTES") ISSUED BY, BUT WITH
      LIMITED RECOURSE TO, KONDOR FINANCE
      PLC (THE "ISSUER") FOR THE SOLE PURPOSE

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prudential Global Total Return Fund, Inc.

By: Stuart S. Parker*
       Stuart S. Parker, President

* By: /s/ Patrick McGuinness
           Attorney-in-Fact

Date: August 22, 2023

POWER OF ATTORNEY
for the PGIM Open End Fund Complex

The undersigned, directors/trustees and/or officers of each of the registered investment companies listed in Appendix A hereto, hereby authorize Andrew French, Claudia DiGiacomo, Melissa Gonzalez, Patrick McGuinness and Debra Rubano or any of them, as attorney-in-fact, to sign on his or her behalf in the capacities indicated (and not in such person’s personal individual capacity for personal financial or estate planning), the Registration Statement on Form N-1A, filed for such registered investment company or any amendment thereto (including any pre-effective or post-effective amendments) and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5 for or on behalf of each registered investment company listed in Appendix A or any current or future series thereof, and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

/s/ Ellen S. Alberding	/s/ Laurie Simon Hodrick
Ellen S. Alberding	Laurie Simon Hodrick

/s/ Kevin J. Bannon	/s/ Christian J. Kelly
Kevin J. Bannon	Christian J. Kelly

/s/ Scott E. Benjamin	/s/ Stuart S. Parker
Scott E. Benjamin	Stuart S. Parker

/s/ Linda W. Bynoe	/s/ Brian K. Reid
Linda W. Bynoe	Brian K. Reid

/s/ Barry H. Evans	/s/ Russ Shupak
Barry H. Evans	Russ Shupak

/s/ Keith F. Hartstein	/s/ Grace C. Torres
Keith F. Hartstein	Grace C. Torres

Dated: March 30, 2023

APPENDIX A

Prudential Government Money Market Fund, Inc.
The Prudential Investment Portfolios, Inc.
Prudential Investment Portfolios 2
Prudential Investment Portfolios 3
Prudential Investment Portfolios Inc. 14
Prudential Investment Portfolios 4
Prudential Investment Portfolios 5
Prudential Investment Portfolios 6
Prudential National Muni Fund, Inc.
Prudential Jennison Blend Fund, Inc.
Prudential Jennison Mid-Cap Growth Fund, Inc.
Prudential Investment Portfolios 7
Prudential Investment Portfolios 8
Prudential Jennison Small Company Fund, Inc.
Prudential Investment Portfolios 9
Prudential World Fund, Inc.
Prudential Investment Portfolios, Inc. 10
Prudential Jennison Natural Resources Fund, Inc.
Prudential Global Total Return Fund, Inc.

Prudential Investment Portfolios 12
Prudential Investment Portfolios, Inc. 15
Prudential Investment Portfolios 16
Prudential Investment Portfolios, Inc. 17
Prudential Investment Portfolios 18
Prudential Sector Funds, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
The Target Portfolio Trust
PGIM ETF Trust
PGIM Global High Yield Fund, Inc.
PGIM High Yield Bond Fund, Inc
PGIM Short Duration High Yield Opportunities Fund

Ms. Alberding does not serve as a Trustee of the PGIM Short Duration High Yield Opportunities Fund.

Ms. Bynoe and Ms. Hodrick do not serve as Directors of PGIM High Yield Bond Fund, Inc. and PGIM Global High Yield Fund, Inc. or as Trustees of PGIM Short Duration High Yield Opportunities Fund.